12. Employee and Director Benefit Programs (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Service cost	$ 323	$ 299	$ 362
Interest cost	63	58	70
Net periodic cost	$ 386	$ 357	$ 432
Weighted average discount rate assumption used to determine benefit obligation	5.49%	5.49%	5.49%